Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ (2)	$ (2)		$ 20	$ (7)
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	39	38	$ 36	112	94
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 120	$ 123	$ 18	$ 297	$ 70